INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Total income tax provision	$ (1,474)	$ 10,370	$ 22,441	$ 21,871	$ 44,435	$ 56,549	$ 33,479
Income tax expense at statutory rate			37.00%	27.10%	21.00%	21.00%	21.00%